Related Parties (Tables) (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Schedule of Amount Owed to Related Parties

The following table represents amounts due to related parties as of September 30, 2020 and December 31, 2019 consist of the following (in thousands):

	September 30,	December 31,
	2020	2019
Affiliate fees	$85,116	$-
Alexander Bafer, former Executive Chairman	458	20
John Textor, former Chief Executive Officer and affiliated companies	264	592
Other	9	53
Total	$85,847	$665

FaceBank Group, Inc Pre-Merger [Member]
Schedule of Amount Owed to Related Parties

Amounts owed to and due from related parties as of March 31, 2020 and December 31, 2019 consist of the following (in thousands):

	March 31,	December 31,
	2020	2019
Alexander Bafer, former Executive Chairman	$20	$20
John Textor, former Chief Executive Officer and affiliated companies	292	592
Other	(7)	53
Total	$305	$665

Amounts owed to related parties as of December 31, 2019 and 2018 consist of the following (in thousands):

	December 31, 2019	December 31, 2018
Alexander Bafer, Executive Chairman	$20	$25
John Textor, Chief Executive Officer and affiliated companies	592	304
Other	53	69
Total	$665	$398